UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549
                             FORM 13F
                        FORM 13F COVER PAGE

Report for the Quarter Ended:   March 31, 2001

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holding
                                        entries.

Institutional Investment Manager Filing this Report:

Name:     Marietta Investment Partners, LLC
Address:  100 East Wisconsin Avenue, Suite 2650
          Milwaukee, WI 53202

Form 13F File No:   028-05741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Christine M. Smyth
Title:         Business Manager
Phone:         (414) 289-9080
Signature, Place, and Date of Signing:



/s/Christine M. Smyth      Milwaukee, Wisconsin    May 3, 2001
-----------------------  -----------------------  ---------------
     (Signature)              (City/State)             (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:     None

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           52

Form 13F Information Table Value Total:     $148,916 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
None

                          Marietta Investment Partners
                                    FORM 13F
                                 March 31, 2001

                                                                                   Voting Authority
                                                                                  ------------------
                               Title
                                 of              Value   Shares/ Sh/ Invstmt Othr
        Name of Issuer         class    CUSIP   (x$1000) Prn Amt Prn  Dscrtn Mgrs  Sole   Shared None
  -------------------------    ------ --------  -------- ------- ---  ------ ---- ------- ------ ----
ABBOTT LABS                     COM   002824100    2,487  52,700 SH    Sole        52,700
AIR PRODS & CHEMS INC           COM   009158106      595  15,500 SH    Sole        15,500
AMERICAN INTL GROUP             COM   026874107   10,578 131,408 SH    Sole       131,408
AMGEN INC                       COM   031162100    3,486  57,925 SH    Sole        57,925
ANHEUSER BUSCH COS INC          COM   035229103      379   8,252 SH    Sole         8,252
AUTOMATIC DATA PROCESS          COM   053015103    5,706 104,925 SH    Sole       104,925
BP AMOCO                        COM   055622104      346   6,969 SH    Sole         6,969
BRISTOL MYERS SQUIBB            COM   110122108    5,200  87,550 SH    Sole        87,550
CISCO SYS INC                   COM   17275R102    1,502  95,000 SH    Sole        95,000
CITIGROUP INC                   COM   172967101    2,830  62,914 SH    Sole        62,914
COCA COLA CO                    COM   191216100    4,347  96,255 SH    Sole        96,255
DU PONT E I DE NEMOURS          COM   263534109      421  10,350 SH    Sole        10,350
E M C CORP MASS                 COM   268648102    2,398  81,550 SH    Sole        81,550
EMERSON ELEC CO                 COM   291011104    4,266  68,812 SH    Sole        68,812
EXXON MOBIL CORP                COM   30231G102    1,404  17,337 SH    Sole        17,337
FIFTH THIRD BANCORP             COM   316773100    2,404  44,981 SH    Sole        44,981
FISERV INC                      COM   337738108    6,971 155,825 SH    Sole       155,825
GENERAL ELEC CO                 COM   369604103   10,780 257,524 SH    Sole       257,524
GUIDANT CORP                    COM   401698105      557  12,375 SH    Sole        12,375
HOME DEPOT INC                  COM   437076102    3,086  71,600 SH    Sole        71,600
ILLINOIS TOOL WKS INC           COM   452308109      253   4,450 SH    Sole         4,450
INTEL CORP                      COM   458140100      874  33,210 SH    Sole        33,210
INTERNATIONAL BUS MACH          COM   459200101    1,888  19,625 SH    Sole        19,625
JOHNSON & JOHNSON               COM   478160104    5,289  60,470 SH    Sole        60,470
KIMBERLY CLARK CORP             COM   494368103    5,584  82,329 SH    Sole        82,329
KOHLS CORP                      COM   500255104    6,871 111,374 SH    Sole       111,374
LILLY ELI & CO                  COM   532457108      535   6,975 SH    Sole         6,975
MARSHALL & ILSLEY CORP          COM   571834100      285   5,400 SH    Sole         5,400
MCDONALDS CORP                  COM   580135101      523  19,700 SH    Sole        19,700
MEDTRONIC INC                   COM   585055106    8,923 195,070 SH    Sole       195,070
MERCK & CO INC                  COM   589331107    6,032  79,479 SH    Sole        79,479
MICROSOFT CORP                  COM   594918104    5,710 104,405 SH    Sole       104,405
MINNESOTA MNG & MFG CO          COM   604059105      229   2,200 SH    Sole         2,200
MOLEX INC CL A                  COM   608554200    5,417 194,772 SH    Sole       194,772
NORTHERN TR CORP                COM   665859104      550   8,800 SH    Sole         8,800
PEPSICO INC                     COM   713448108      271   6,162 SH    Sole         6,162
PFIZER INC                      COM   717081103    1,372  33,500 SH    Sole        33,500
PROCTER & GAMBLE CO             COM   742718109    3,596  57,450 SH    Sole        57,450
ROYAL DUTCH PETE CO NY REG GLD  COM   780257804    2,154  38,850 SH    Sole        38,850
SBC COMMUNICATIONS INC          COM   78387G103      171   3,825 SH    Sole         3,825
SCHLUMBERGER LTD                COM   806857108    3,529  61,250 SH    Sole        61,250
SEAT-PAGINE GIALLE SPA ORD      COM   t7400k121       13  10,560 SH    Sole        10,560
SOLECTRON CORP                  COM   834182107    1,944 102,250 SH    Sole       102,250
STATE STR CORP                  COM   857477103    7,105  76,075 SH    Sole        76,075
SUN MICROSYSTEMS INC            COM   866810104      369  24,000 SH    Sole        24,000
TARGET CORP                     COM   87612E106      855  23,700 SH    Sole        23,700
TELECOM ITALIA ORD NEW F        COM   tn7277n12      100  10,000 SH    Sole        10,000
TEXAS INSTRS INC                COM   882508104      431  13,900 SH    Sole        13,900
WAL MART STORES INC             COM   931142103    1,645  32,575 SH    Sole        32,575
WALGREEN CO                     COM   931422109    1,509  36,975 SH    Sole        36,975
WELLS FARGO & CO NEW            COM   949746101    4,571  92,400 SH    Sole        92,400
TRI CONTL CORP                  COM   895436103      575  27,831 SH    Sole        27,831
REPORT SUMMARY                   52             148, 916